Summary of Principal Accounting Policies - PPE (Details)	12 Months Ended
Dec. 31, 2018
Furniture, fixtures and equipment | Minimum
Property and Equipment, Net
Useful life (in years)	3 years
Furniture, fixtures and equipment | Maximum
Property and Equipment, Net
Useful life (in years)	5 years
Motor vehicles
Property and Equipment, Net
Useful life (in years)	5 years